UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22843

Center Coast MLP & Infrastructure Fund

(Exact name of registrant as specified in charter)

Center Coast Capital Advisors, LP
1600 Smith Street
Suite 3800
Houston, TX 77002

(Address of principal executive offices) (Zip code)

Dan C. Tutcher
Center Coast Capital Advisors, LP
1600 Smith Street
Suite 3800
Houston, TX 77002

(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 759-1400

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Center Coast MLP & Infrastructure Fund
Schedule of Investments
August 31, 2015 (unaudited)

Number of Shares		Value

	COMMON STOCK - 10.6%
	Diversified C Corp - 8.0%
732,921	Kinder Morgan, Inc. [1,2]	$23,753,970
		23,753,970
	General Partner C Corp - 2.6%
199,940	Plains GP Holdings LP - Class A [1]	3,916,825
55,939	Targa Resources Corp.	3,695,330
		7,612,155

	Total Common Stock
	(Cost $40,430,039)	31,366,125

	MASTER LIMITED PARTNERSHIP SHARES - 108.2%
	Diversified - 32.9%
903,572	Enterprise Products Partners LP [1,2]	25,399,409
485,547	ONEOK Partners LP [1,2]	15,707,446
708,901	Targa Resources Partners LP [1,2]	21,401,721
409,183	Tesoro Logistics LP [1]	21,608,954
341,868	Williams Partners LP [1]	13,623,440
		97,740,970

	Gas Gatherers & Processors - 16.1%
704,669	EnLink Midstream Partners LP [1]	12,423,315
217,286	MarkWest Energy Partners LP [1]	12,248,412
36,700	Summit Midstream Partners LP	808,868
376,457	Western Gas Partners LP [1,2]	22,146,965
		47,627,560

	Gas Transportation & Storage - 19.1%
309,717	Columbia Pipeline Partners LP [1]	6,141,688
64,136	Dominion Midstream Partners LP [1]	2,349,943
137,703	EQT Midstream Partners LP [1]	10,713,293
382,380	Spectra Energy Partners LP [1]	19,478,437
331,872	TC Pipelines LP [1]	17,914,451
		56,597,812

	General Partner Partnership - 2.3%
129,894	Western Gas Equity Partners LP 1	6,897,371
		6,897,371

	Large Cap Liquids Transportation & Storage - 26.3%
237,819	Buckeye Partners LP [1]	16,747,214
12,600	Holly Energy Partners LP	435,708
233,998	Magellan Midstream Partners LP [1]	16,513,239
657,346	Plains All American Pipeline LP [1,2]	23,703,897
614,229	Sunoco Logistics Partners LP [1]	20,779,367
		78,179,425

	Other - 2.9%
237,375	Martin Midstream Partners LP [1]	6,359,276
109,461	Westlake Chemical Partners LP [1]	2,137,774
		8,497,050

Center Coast MLP & Infrastructure Fund
Schedule of Investments
August 31, 2015 (unaudited) (continued)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIP SHARES (continued)
	Small Cap Liquids Transportation & Storage - 8.6%
2,524	MPLX LP	$125,241
107,923	Phillips 66 Partners LP [1]	6,734,395
471,025	Shell Midstream Partners LP [1]	18,638,459
		25,498,095

	Total Master Limited Partnership Shares
	(Cost $362,058,177)	$321,038,283

	UNREGISTERED/RESTRICTED SECURITIES - 7.0%
20,795,387	KKR Eagle Co-Invest LP [3,4]	$20,795,387
	Total Unregistered/Restricted Securities
	(Cost $20,795,387)	20,795,387

Principal Amount		Value
	Short-Term Investments - 0.3%
$973,432	UMB Money Market Fiduciary, 0.01% [5]	$973,432
	Total Short-Term Investments	973,432
	(Cost $973,432)

	Total Investments * - 126.1%
	(Cost $424,257,035)	374,173,227
	Liabilities in Excess of Other Assets - (26.1)%	(77,397,978)
	Total Net Assets - 100%	$296,775,249

Number of Contracts		Notional Amount	Value
	Written Option Contracts - (0.0)% **
	Call Options - (0.0)% **
	Holly Energy Partners LP
(126)	Exercise Price: $30, Expiration Date: September 18, 2015	$378,000	$57,960
	Martin Midstream Partners LP
(593)	Exercise Price: $30, Expiration Date: September 18, 2015	1,779,000	20,755
	Total Call Options
	(Proceeds $34,530)	2,157,000	78,715

	Total Written Option Contracts *
	(Proceeds $34,530)	$2,157,000	$78,715

LP - Limited Partnership

[1]	All or a portion of the security has been pledged as collateral with the Fund's line of credit agreement. As of August 31, 2015, the total value of securities pledged as collateral for the line of credit agreement was $216,687,850.
[2]	All or a portion of this security has been pledged as collateral for written option contracts. As of August 31, 2015 the total value of securities pledged as collateral for written options contracts was $7,804,184.
[3]	Non-income producing security.
[4]	Indicates a fair valued security. Total market value for fair valued securities is $20,795,387, representing 7.0% of fund assets.
[5]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

*	All investments domiciled in the United States.
**	Rounds to less than 0.05%.

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with Generally Accepted Accounting Principles (“GAAP”) , and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation levels, as of August 31, 2015:

Assets	Level 1	Level 2	Level 3	Total
Common Stock[1]	$31,366,125	$-	$-	$31,366,125
Master Limited Partnerships[1]	321,038,283	-	-	321,038,283
Unregistered/Restricted Securities	-	-	20,795,387	20,795,387
Short-Term Investments	973,432	-	-	973,432
Total Assets	$353,377,840	$-	$20,795,387	$374,173,227

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(78,715)	$-	$-	$(78,715)
Total Liabilities	$(78,715)	$-	$-	$(78,715)

[1]
All Common Stock and Master Limited Partnerships held by the Fund are Level 1 securities. For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers during the period.

The following table summarizes the change in value associated with Level 3 securities carried at fair value for the period ended August 31, 2015:

Level 3 Securities
Unregistered/Restricted Securities
Balance, December 1, 2014	$—
Purchase	20,795,387
Balance, August 31, 2015	$20,795,387

On May 14, 2015, the Fund agreed to purchase 487,179 units of Shell Midstream Partners LP in a private “PIPE” offering for $39.00 per unit. These units were registered and all trading restrictions were removed on July 30, 2015.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the adviser's valuation committee for Level 3 Fair Value Measurements for investments held as of August 31, 2015:

Type of Security	Fair Value at 8/31/2015	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Unregistered/Restricted Securities	$20,795,387	Discounted Cash Flow	Discount Rate	11.00% – 15.00% (13.00%)
			Exit Multiple	9.00x – 11.00 x (10.00 x)
			Liquidity Discount	15.00% (15.00%)

Level 3 Unregistered/Restricted Securities valued by using an unobservable input factor are directly affected by a change in that factor.

At August 31, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$409,073,744

Gross Unrealized appreciation	$19,722,984
Gross Unrealized depreciation	(54,623,501)

Net unrealized appreciation/(depreciation) on investments	$(34,900,517)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from Master Limited Partnership (“MLP”) K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Center Coast MLP & Infrastructure Fund

By :	/s/Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	October 15, 2015

By:	/s/William H. Bauch
William H. Bauch, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	October 15, 2015